Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares Health Innovation Active ETF | iShares Health Innovation Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	1.81%	5.67%	(19.52%)	(3.96%)

[1]	The Fund’s year-to-date return as of September 30, 2025 was 7.38%.